SHARE CAPITAL- Additional information (Details)					6 Months Ended
	Jun. 14, 2021	Jun. 10, 2021 USD ($) $ / shares shares	Feb. 17, 2021	Feb. 12, 2021 USD ($) $ / shares shares	Jun. 30, 2021 CNY (¥) shares
Disclosure Of SHARE CAPITAL [Line Items]
Aggregate the number of share sale				588,235
Purchase price of per share | $ / shares				$ 3.57
Warrants to purchase shares of common stock				588,235
Gross Proceeds from pricing of public offering | $				$ 2,100,000
Warrant life	5 years		5 years	5 years
Proceeds from offering | $				$ 1,860,000
Percentage of aggregate number of shares sold in offering				5.00%
Warrants exercise price per share | $ / shares				$ 4.46
Warrants exercised					700,516
Warrants exercised (in shares)					685,339
Number of Warrants Exercised Cashless					32,677
Shares issued upon cashless exercise of warrants					17,500
Proceeds From Exercise Of Warrants | ¥					¥ 10,394,000
Chief Executive Officer
Disclosure Of SHARE CAPITAL [Line Items]
Aggregate of warrants					32,199
Fair value of shares issued | ¥					¥ 537,364
Chief Financial Officer
Disclosure Of SHARE CAPITAL [Line Items]
Aggregate of warrants					15,507
Fair value of shares issued | ¥					¥ 288,144
Investor Warrants
Disclosure Of SHARE CAPITAL [Line Items]
Warrants to purchase shares of common stock		913,875
Warrant life		5 years
Proceeds from offering | $		$ 3,180,285
Warrants exercise price per share | $ / shares		$ 3.42
Placement Agent Warrants
Disclosure Of SHARE CAPITAL [Line Items]
Percentage of aggregate number of shares sold in offering		5.00%
Warrants exercise price per share | $ / shares		$ 4.35
Securities Purchase Agreement
Disclosure Of SHARE CAPITAL [Line Items]
Purchase price of per share | $ / shares		$ 3.48
Number Of Institutional Accredited Investors		3
Number of shares issued		913,875
Securities Purchase Agreement | Investor Warrants
Disclosure Of SHARE CAPITAL [Line Items]
Closing Price For Common Shares Preceding Execution Of SPA | $ / shares		$ 3.42